Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss - Summary of Net Gains Or Losses On Financial Instruments At Fair Value Through Profit Or Loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	₩ 23,613,894	₩ 31,964,811	₩ 16,722,182
Losses on financial instruments at fair value through profit or loss	21,119,936	33,862,294	15,695,821
Net gains(loss) on financial instruments at fair value through profit or loss	2,493,958	(1,897,483)	1,026,361
Debt securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	3,904,088	2,237,037	1,804,112
Losses on financial instruments at fair value through profit or loss	1,106,981	3,987,760	1,280,960
Financial assets at fair value through profit or loss
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	4,722,698	2,773,096	2,537,935
Losses on financial instruments at fair value through profit or loss	1,479,950	4,882,968	1,707,391
Equity securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	818,610	536,059	733,823
Losses on financial instruments at fair value through profit or loss	372,969	895,208	426,431
Currency
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	9,230,401	15,006,105	7,492,806
Losses on financial instruments at fair value through profit or loss	9,271,983	15,154,428	7,422,604
Swaps
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	7,195,387	11,772,928	4,820,712
Losses on financial instruments at fair value through profit or loss	7,439,802	10,747,221	4,669,893
Stock or stock index
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	2,027,294	1,986,668	1,603,501
Losses on financial instruments at fair value through profit or loss	2,164,455	2,485,340	1,604,027
Credit
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	41,234	78,638	20,147
Losses on financial instruments at fair value through profit or loss	44,971	68,324	14,051
Commodity
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	30,829	33,576	21,864
Losses on financial instruments at fair value through profit or loss	42,150	30,167	14,815
Others
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	173,215	199,022	145,879
Losses on financial instruments at fair value through profit or loss	166,403	430,069	175,411
Derivatives held for trading
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	18,698,360	29,076,937	14,104,909
Losses on financial instruments at fair value through profit or loss	19,129,764	28,915,549	13,900,801
Financial liabilties held for trading
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	192,334	114,526	72,585
Losses on financial instruments at fair value through profit or loss	509,835	63,571	80,790
Other financial instruments
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Gains on financial instruments at fair value through profit or loss	502	252	6,753
Losses on financial instruments at fair value through profit or loss	₩ 387	₩ 206	₩ 6,839